Intangible Assets - Summary of Goodwill by Cash Generating Units (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Cash_Generating_Units	Dec. 31, 2019 USD ($) Cash_Generating_Units
Disclosure of information for cash-generating units [line items]
Cash-generating units	22	25
Goodwill | $	$ 9,032	$ 9,093
Europe Materials [member]
Disclosure of information for cash-generating units [line items]
Goodwill | $	2,402	2,645
Americas Materials [member]
Disclosure of information for cash-generating units [line items]
Goodwill | $	4,057	3,997
Building Products [member]
Disclosure of information for cash-generating units [line items]
Goodwill | $	$ 2,573	$ 2,451
Cash generating unit [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	22	25
Cash generating unit [member] | Europe Materials [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	16	16
Cash generating unit [member] | Americas Materials [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	5	7
Cash generating unit [member] | Building Products [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	1	2